Senior Subordinated Secured Notes and Secured Indebtedness (Covenant Compliance of Term Loan) (Detail)	Sep. 30, 2012
Actual [Member]
Debt Instrument [Line Items]
Ratio of Term Loan to Borrowing Base	54.00%
Covenant Requirement [Member]
Debt Instrument [Line Items]
Ratio of Term Loan to Borrowing Base	67.50%